[front cover]

September 30, 2002

American Century
Annual Report

[photo]

Target Maturities Trust:
   2005
   2010
   2015
   2020
   2025
   2030

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The fiscal year ended September 30, 2002, was a time of turmoil and transition.
The U.S. began its long road to recovery from the September 11 terrorist attacks and the 2001 recession. Events included a wave of corporate bankruptcies and accounting scandals, deepening geopolitical concerns as U.S.-led forces occupied
Afghanistan, escalating violence in the Middle East, and renewed hostilities with Iraq.

Reactions in the U.S. to these events included historically low short-term interest rates, increased bond issuance, and investor anxiety. Demand from increasingly risk-averse investors boosted "safe-haven" investments--like gold and high-credit-quality bonds -- and undermined the stock market. In that environment, the American Century Target portfolios posted impressive returns that are discussed by the funds' management team beginning on page 2.

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/*/James E. Stowers, Jr.                 /*/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

TARGET: 2005

TARGET: 2010

TARGET: 2015

TARGET: 2020

TARGET: 2025

TARGET: 2030

FINANCIAL STATEMENTS

OTHER INFORMATION

Background Information

Target: 2005 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------------
                                    TARGET MATURITIES   11/15/05 MATURITY   MERRILL LYNCH LONG-
                                       TRUST: 2005        STRIPS ISSUE      TERM TREASURY INDEX
-----------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/25/85)
-----------------------------------------------------------------------------------------------
   6 months(1)                         9.83%                 10.55%               18.77%
-----------------------------------------------------------------------------------------------
   1 Year                              8.65%                  9.23%               14.40%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------
   3 Years                             9.91%                 10.90%               12.74%
-----------------------------------------------------------------------------------------------
   5 Years                             8.34%                  9.12%               10.06%
-----------------------------------------------------------------------------------------------
   10 Years                            8.87%                  9.42%                9.47%
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 8/3/98)
-----------------------------------------------------------------------------------------------
   6 months(1)                         9.68%                 10.55%               18.77%
-----------------------------------------------------------------------------------------------
   1 Year                              8.37%                  9.23%               14.40%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------
   3 Years                             9.66%                 10.90%               12.74%
-----------------------------------------------------------------------------------------------
   Life of Advisor Class               7.39%                  8.60%(2)             9.06%(2)
-----------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 7/31/98, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made September 30, 1992

The table and graph on this page give historical return data for Target: 2005.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2005's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Target: 2005 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2005 portfolio posted a solid total return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite indexes each fell more than 20% for the period, but Target: 2005 returned 8.65%.*

The fund's benchmark, a Treasury STRIPS issue maturing on November 15, 2005, returned 9.23% for the fiscal year. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not. At the end of September, Target: 2005's annual expenses were within one basis point of the difference between its return and the benchmark's.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $434.8 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     1.67%                 3.38%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/29/05               9/23/05
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $101.25               $101.32
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  See graph on page 3.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On the one hand, the fourth quarter of
2001 ushered in an end to the U.S. economy's first recession since 1990-91. The
Federal Reserve's 11 short-term interest rate reductions, which pushed the Fed's benchmark interest rate down to a 40-year low of only 1.75% by mid-December, helped to make that possible.

But growing tensions in the Middle East, a series of accounting scandals that weighed down an already troubled stock market, and lackluster business capital spending bore down heavily on the economy in 2002. As a result, economic growth slipped from a 5.0% annual rate during the first quarter to only 1.3% during the second quarter.

Stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2005 fell a whopping 170 basis points (1.70%), while yields on
STRIPS maturing in 2030 fell approximately 60 basis points.

PORTFOLIO STRATEGIES

New money coming into the portfolio was generally put to work in Treasury STRIPS maturing in 2005 or early 2006. The increased percentage of Treasury zeros
(which tend to be easier to buy and sell than government agency zeros, but also tend to yield less) in the portfolio caused Target: 2005's anticipated value at maturity to edge slightly lower.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

-----

Target: 2005 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
STRIPS                                      45.0%                 38.3%
-------------------------------------------------------------------------------
BECCs                                       37.9%                 44.0%
-------------------------------------------------------------------------------
TRs                                          9.3%                 10.6%
-------------------------------------------------------------------------------
TIGRs                                        5.1%                  5.0%
-------------------------------------------------------------------------------
Other                                        2.7%                  2.1%
-------------------------------------------------------------------------------

We also selectively added government agency zeros when attractive opportunities arose. Along those lines, we picked up some zero-coupon Government Trust
Certificates (which are bonds issued to finance aid to foreign nations) maturing in November 2005 that provided about a 60 basis point yield advantage over
Treasury STRIPS. Government agency zeros performed slightly better than
Treasurys for the year as a whole, which boosted the fund's relative performance.

GOING FORWARD

The economic outlook remains clouded. Short-term borrowing rates are currently at levels that should help the economy improve, and the housing market continues to provide a pillar of support. But businesses still aren't spending significantly on new capital equipment and technologies, and labor market conditions remain challenging. So we plan to continue employing the same strategies that helped Target: 2005  post such an attractive return over the past year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2005

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          3

Target: 2005 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 97.1%

     $     10,000  REFCORP STRIPS -- COUPON,
                   3.69%, 1/15/04                                  $      9,813
--------------------------------------------------------------------------------
       15,200,000  BECC, 6.11%, 5/15/04                              14,717,126
--------------------------------------------------------------------------------
        1,000,000  TIGR, 1.99%, 5/15/04                                 974,793
--------------------------------------------------------------------------------
        1,200,000  TIGR, 2.02%, 5/15/04                               1,165,057
--------------------------------------------------------------------------------
          250,000  TIGR, 2.10%, 8/15/04                                 241,259
--------------------------------------------------------------------------------
        3,000,000  BECC, 5.12%, 11/15/04                              2,860,278
--------------------------------------------------------------------------------
          693,750  CUBES, 6.56%, 11/15/04                               662,412
--------------------------------------------------------------------------------
           87,000  ETR, 5.96%, 11/15/04                                  83,070
--------------------------------------------------------------------------------
       12,000,000  STRIPS -- COUPON, 4.89%,
                   11/15/04                                          11,542,500
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 3.74%,
                   11/15/04                                           4,816,465
--------------------------------------------------------------------------------
           27,000  TIGR, 5.90%, 11/15/04                                 25,780
--------------------------------------------------------------------------------
           50,000  TR, 6.24%, 11/15/04                                   47,842
--------------------------------------------------------------------------------
       35,110,000  BECC, 6.19%, 2/15/05                              33,287,264
--------------------------------------------------------------------------------
        4,600,000  STRIPS -- COUPON, 5.87%,
                   2/15/05                                            4,404,413
--------------------------------------------------------------------------------
       49,000,000  BECC, 5.83%, 5/15/05                              46,064,312
--------------------------------------------------------------------------------
          600,000  STRIPS -- COUPON, 4.68%,
                   5/15/05                                              570,232
--------------------------------------------------------------------------------
        2,059,000  STRIPS -- PRINCIPAL, 5.90%,
                   5/15/05                                            1,958,881
--------------------------------------------------------------------------------
          428,750  TBR, 9.37%, 5/15/05                                  404,843
--------------------------------------------------------------------------------
        6,450,000  TR, 8.38%, 5/15/05                                 6,090,354
--------------------------------------------------------------------------------
        4,000,000  STRIPS -- COUPON, 3.81%,
                   8/15/05                                            3,777,776
--------------------------------------------------------------------------------
       51,920,000  STRIPS -- PRINCIPAL, 6.55%,
                   8/15/05                                           48,965,857
--------------------------------------------------------------------------------
        3,015,000  REFCORP STRIPS -- COUPON,
                   4.00%, 10/15/05                                    2,828,085
--------------------------------------------------------------------------------
       31,050,000  BECC, 6.10%, 11/15/05                             28,874,606
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,118,341
--------------------------------------------------------------------------------
        7,650,000  STRIPS -- COUPON, 4.43%,
                   11/15/05                                           7,206,943
--------------------------------------------------------------------------------
        7,000,000  STRIPS -- PRINCIPAL, 2.71%,
                   11/15/05                                           6,555,969
--------------------------------------------------------------------------------
       55,000,000  STRIPS -- PRINCIPAL, 3.30%,
                   11/15/05                                          51,511,185
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,100,570
--------------------------------------------------------------------------------
       20,000,000  TIGR, 4.08%, 11/15/05                             18,696,660
--------------------------------------------------------------------------------
       17,056,000  STRIPS -- COUPON, 6.28%,
                   2/15/06                                           15,842,841
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- PRINCIPAL, 4.09%,
                   2/15/06                                            9,273,250
--------------------------------------------------------------------------------

Principal Amount                                                     Value

--------------------------------------------------------------------------------
      $ 1,003,875  TR, 5.54%, 2/15/06                              $    924,734
--------------------------------------------------------------------------------
       18,420,000  BECC, 5.95%, 5/15/06                              16,702,796
--------------------------------------------------------------------------------
       19,598,000  STRIPS -- COUPON, 6.37%,
                   5/15/06                                          18,039,998
--------------------------------------------------------------------------------
          410,000  TBR, 8.46%, 5/15/06                                  374,044
--------------------------------------------------------------------------------
       36,264,000  TR, 5.29%, 5/15/06                                33,083,756
--------------------------------------------------------------------------------
          800,000  REFCORP STRIPS -- COUPON,
                   7.54%, 7/15/06                                      730,286
--------------------------------------------------------------------------------
        1,800,000  STRIPS -- COUPON, 5.94%,
                   8/15/06                                           1,652,513
--------------------------------------------------------------------------------
       24,225,000  BECC, 5.50%, 11/15/06                             21,619,093
--------------------------------------------------------------------------------
        1,000,000  TIGR, 3.09%, 11/15/06                                907,815
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus, 5.38%,
                   11/15/06                                              89,243
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $384,457,215)                                                 420,803,055
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 2.8%

          122,000  Government Trust Certificates,
                   3.32%, 11/15/04                                      116,123
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   2.99%, 1/15/05                                     3,566,584
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificates,
                   4.41%, 5/15/05                                     1,313,399
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS -- COUPON,
                   3.56%, 7/15/05                                     5,855,587
--------------------------------------------------------------------------------
           10,000  FICO STRIPS -- COUPON,
                   2.96%, 11/2/05                                         9,253
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificate,
                   4.87%, 11/15/05                                    1,298,706
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $11,745,320)                                                   12,159,652
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 0.1%

           456,000  FFCB, 1.85%, 10/1/02(2)                             456,000
--------------------------------------------------------------------------------
(Cost $456,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $396,658,535)                                                $433,418,707
================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Target: 2005 - Schedule of Investments

SEPTEMBER 30, 2002

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Target: 2010 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------
                                  TARGET MATURITIES   11/15/10 MATURITY   MERRILL LYNCH LONG-
                                     TRUST: 2010        STRIPS ISSUE      TERM TREASURY INDEX
---------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/25/85)
---------------------------------------------------------------------------------------------
   6 months(1)                         20.34%              21.44%               18.77%
---------------------------------------------------------------------------------------------
   1 Year                              14.84%              15.86%               14.40%
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
   3 Years                             13.76%              14.78%               12.74%
---------------------------------------------------------------------------------------------
   5 Years                             10.54%              11.40%               10.06%
---------------------------------------------------------------------------------------------
   10 Years                            11.02%              11.80%                9.47%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/20/98)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
   6 months(1)                         20.19%              21.44%               18.77%
---------------------------------------------------------------------------------------------
   1 Year                              14.56%              15.86%               14.40%
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
   3 Years                             13.52%              14.78%               12.74%
---------------------------------------------------------------------------------------------
   Life of Advisor Class                7.65%               8.69%(2)             7.87%(2)
---------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 10/31/98, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made September 30, 1992

The table and graph on this page give historical return data for Target: 2010.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2010's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2010 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2010 portfolio posted a double-digit total return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite Indexes each fell more than 20% for the period, but Target: 2010 returned 14.84%.*

By comparison, the fund's benchmark, a Treasury STRIPS issue maturing on
November 15, 2010, returned 15.86% for the fiscal year. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $316.9 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     3.24%                 4.42%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/12/10              10/18/10
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $105.04               $104.90
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  See graph on page 8.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On a positive note, the fourth quarter of
2001 marked the end of the U.S. economy's first recession since 1990-91. The
Federal Reserve's efforts helped to make that improvement possible. By mid-December, the Fed had reduced its short-term interest rate benchmark to a
40-year low of only 1.75%.

But growing tensions in the Middle East, a series of accounting scandals that weighed down an already troubled stock market, mounting layoffs, and lackluster business capital spending weighed on the economy during 2002. As a result, the
U.S. economy slowed from a 5.0% annual rate of growth during the first quarter to 1.3% during the second quarter.

Stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2010 fell a whopping 120 basis points (1.20%), while yields on STRIPS maturing in 2030 fell around  60 basis points.

PORTFOLIO STRATEGIES

Target: 2010 underperformed its benchmark in that environment, and greater demand for Treasurys than for like-maturity government agency securities was the main catalyst. As the chart at the top left of the next page shows,  48% of the portfolio was invested in securities other than Treasury STRIPS at the end of
September. Although we firmly believe that these holdings will enhance performance over the long term, they dampened the fund's relative performance during the past fiscal year.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          7

Target: 2010 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
STRIPS                                      52.0%                 45.0%
-------------------------------------------------------------------------------
REFCORPs                                    38.5%                 50.6%
-------------------------------------------------------------------------------
CATS                                         6.1%                   --
-------------------------------------------------------------------------------
Other                                        3.4%                  4.4%
-------------------------------------------------------------------------------

New money coming into the portfolio was generally put to work in Treasury STRIPS maturing in August and November 2010.

We also kept our eyes open for what we felt were attractively priced government agency zeros. Along those lines, we added some Financing Corporation zeros maturing in May and November 2010 that became available with a yield advantage of roughly 60 basis points over like-maturity Treasurys. In the process, the portfolio's anticipated value at maturity rose by 14 cents.

GOING FORWARD

The economic outlook remains clouded. Given the uncertainties mentioned earlier, however, we don't expect demand for safety and liquidity to evaporate anytime soon. So we plan to continue employing the same strategies that helped Target:
2010 post such an attractive return over the past year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2010

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2010 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 93.5%

      $ 7,227,000  CATS, 3.93%, 5/15/09                            $  5,706,150
--------------------------------------------------------------------------------
        5,106,000  TIGR, 3.93%, 5/15/09                               4,031,493
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS -- COUPON,
                   5.40%, 7/15/09                                     1,575,708
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              12,756,194
--------------------------------------------------------------------------------
        1,000,000  CATS, 6.79%, 11/15/09                                771,271
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.34%,
                   11/15/09                                           1,569,766
--------------------------------------------------------------------------------
       30,800,000  STRIPS -- PRINCIPAL, 6.02%,
                   11/15/09                                          23,738,546
--------------------------------------------------------------------------------
       11,000,000  STRIPS -- COUPON, 5.00%,
                   2/15/10                                            8,474,213
--------------------------------------------------------------------------------
        2,228,000  REFCORP STRIPS -- COUPON,
                   5.81%, 4/15/10                                     1,677,292
--------------------------------------------------------------------------------
       23,187,000  STRIPS -- COUPON, 4.89%,
                   5/15/10                                           17,613,008
--------------------------------------------------------------------------------
       12,577,000  STRIPS -- COUPON, 5.34%,
                   8/15/10                                            9,460,495
--------------------------------------------------------------------------------
       40,989,000  REFCORP STRIPS -- COUPON,
                   6.97%, 10/15/10                                   30,222,378
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,708,284
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,158,998
--------------------------------------------------------------------------------
       22,839,000  STRIPS -- COUPON, 5.23%,
                   11/15/10                                          17,052,146
--------------------------------------------------------------------------------
       69,361,000  REFCORP STRIPS -- COUPON,
                   5.68%, 1/15/11                                    50,143,705
--------------------------------------------------------------------------------
       48,860,000  STRIPS -- COUPON, 6.13%,
                   2/15/11                                           35,564,021
--------------------------------------------------------------------------------
       39,850,000  REFCORP STRIPS -- COUPON,
                   6.57%, 4/15/11                                    28,305,136
--------------------------------------------------------------------------------
       22,000,000  STRIPS -- COUPON, 6.20%,
                   5/15/11                                           15,808,540
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS -- COUPON,
                   4.98%, 7/15/11                                     4,916,786
--------------------------------------------------------------------------------
       22,715,000  STRIPS -- COUPON, 6.97%,
                   8/15/11                                           16,166,652
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS -- COUPON,
                   6.53%, 10/15/11                                    4,858,525
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $250,213,213)                                                 295,279,307
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 6.0%

      $   415,000  FICO STRIPS -- COUPON,
                   4.41%, 4/6/10                                   $    301,244
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS -- COUPON,
                   6.02%, 5/11/10                                     6,824,491
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS -- COUPON,
                   6.09%, 5/30/10                                     2,018,240
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   4.95%, 7/15/10                                     2,735,430
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS -- COUPON,
                   4.42%, 10/6/10                                     1,985,040
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS -- COUPON,
                   6.11%, 11/11/10                                    4,945,003
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $16,925,314)                                                   18,809,448
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 0.5%

        1,683,000  FFCB, 1.85%, 10/1/02(2)                            1,683,000
--------------------------------------------------------------------------------
(Cost $1,683,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $268,821,527)                                                $315,771,755
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Target: 2015 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------
                                 TARGET MATURITIES   11/15/15 MATURITY   MERRILL LYNCH LONG-
                                    TRUST: 2015        STRIPS ISSUE      TERM TREASURY INDEX
--------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/1/86)
--------------------------------------------------------------------------------------------
   6 months(1)                        25.07%              25.06%               18.77%
--------------------------------------------------------------------------------------------
   1 Year                             16.65%              17.69%               14.40%
--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
   3 Years                            14.49%              15.71%               12.74%
--------------------------------------------------------------------------------------------
   5 Years                            11.00%              11.90%               10.06%
--------------------------------------------------------------------------------------------
   10 Years                           12.22%              12.96%                9.47%
--------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 7/23/99)
--------------------------------------------------------------------------------------------
   6 months(1)                        24.93%              25.06%               18.77%
--------------------------------------------------------------------------------------------
   1 Year                             16.36%              17.69%               14.40%
--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
   3 Years                            14.22%              15.71%               12.74%
--------------------------------------------------------------------------------------------
   Life of Advisor Class              12.80%              14.76%(2)            12.15%(2)
--------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 7/31/99, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made September 30, 1992

The table and graph on this page give historical return data for Target: 2015.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2015's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2015 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2015 portfolio posted a double-digit total return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite Indexes each fell more than 20% for the period, but Target: 2015 returned 16.65%.*

By comparison, the fund's benchmark, a Treasury STRIPS issue maturing on
November 15, 2015, returned 17.69% for the fiscal year. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $175.5 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.28%                 5.14%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/22/15              11/19/15
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $112.26               $113.56
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  See graph on page 12.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On a positive note, the fourth quarter of
2001 marked the end of the U.S. economy's first recession since 1990-91. The
Federal Reserve's 11 short-term interest rate reductions helped to make that improvement possible.

But growing tensions in the Middle East, a series of accounting scandals that weighed down an already troubled stock market, mounting layoffs, and lackluster business capital spending weighed on the economy during 2002. As a result, the
U.S. economy slowed from a 5.0% annual rate of growth during the first quarter to 1.3% during the second quarter.

Stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2015 fell roughly 80 basis points (0.80%), while yields on 2005 maturity
STRIPS fell a whopping 170 basis points.

PORTFOLIO STRATEGIES

Target: 2015 underperformed its benchmark in that environment, and greater demand for Treasurys than for like-maturity government agency securities was the main catalyst. As the chart at the top left of the next page shows,  58% of the portfolio was invested in securities other than Treasury STRIPS at the end of
September. Although we firmly believe that these holdings will enhance performance over the long term, they dampened the fund's relative performance during the past fiscal year.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          11

Target: 2015 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
REFCORPs                                    58.0%                 69.7%
-------------------------------------------------------------------------------
STRIPS                                      41.9%                 25.2%
-------------------------------------------------------------------------------
Other                                        0.1%                  5.1%
-------------------------------------------------------------------------------

We put the majority of the new money coming into the portfolio to work in
Treasury STRIPS maturing in November 2015. The increased percentage of Treasurys
(which tend to be easier to buy and sell than like-maturity non-Treasury zeros, but also tend to yield less) pushed Target: 2015's anticipated value at maturity down by $1.30. But we also used that money to add what we felt were attractively valued government agency zeros. Specifically, we picked up some Freddie Mac zero-coupon bonds maturing in July 2015 that should help to buoy the fund's long-term performance.

GOING FORWARD

The economic outlook remains clouded. Short-term borrowing rates are currently at levels that should help the economy improve, and the housing market continues to provide a pillar of support. But businesses still aren't spending significantly on new capital equipment and technologies, and labor market conditions remain challenging. So we don't expect demand for safety and liquidity to evaporate anytime soon, and plan to continue employing the same strategies that helped Target: 2015 post such an attractive return over the past year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2015

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2015 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 95.1%

      $20,310,000  REFCORP STRIPS -- COUPON,
                   7.10%, 1/15/15                                   $11,281,088
--------------------------------------------------------------------------------
       12,350,000  STRIPS -- COUPON, 6.47%,
                   2/15/15                                            7,069,696
--------------------------------------------------------------------------------
       30,560,000  REFCORP STRIPS -- COUPON,
                   8.31%, 4/15/15                                    16,680,565
--------------------------------------------------------------------------------
       16,408,000  STRIPS -- COUPON, 8.34%,
                   5/15/15                                            9,241,675
--------------------------------------------------------------------------------
       34,469,000  REFCORP STRIPS -- COUPON,
                   8.20%, 7/15/15                                    18,469,076
--------------------------------------------------------------------------------
       26,703,000  STRIPS -- COUPON, 7.56%,
                   8/15/15                                           14,776,960
--------------------------------------------------------------------------------
       38,598,000  REFCORP STRIPS -- COUPON,
                   8.125%, 10/15/15                                  20,273,214
--------------------------------------------------------------------------------
       33,481,000  STRIPS -- COUPON, 6.63%,
                   11/15/15                                          18,175,730
--------------------------------------------------------------------------------
        5,500,000  STRIPS -- PRINCIPAL, 5.02%,
                   11/15/15                                           3,004,969
--------------------------------------------------------------------------------
       13,300,000  STRIPS -- COUPON, 7.51%,
                   2/15/16                                            7,099,394
--------------------------------------------------------------------------------
        7,700,000  STRIPS -- COUPON, 8.53%,
                   5/15/16                                            4,046,034
--------------------------------------------------------------------------------
       33,091,000  REFCORP STRIPS -- COUPON,
                   8.00%, 7/15/16                                    16,487,855
--------------------------------------------------------------------------------
       35,742,000  REFCORP STRIPS -- COUPON,
                   7.26%, 10/15/16                                   17,505,073
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.40%,
                   11/15/16                                           1,016,528
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $118,708,716)                                                 165,127,857
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 4.8%

      $ 7,681,000  FICO STRIPS -- COUPON,
                   6.78%, 2/8/15                                 $    4,046,113
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   5.88%, 7/15/15                                     1,955,051
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS -- COUPON,
                   6.42%, 6/6/16                                      2,383,470
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $7,263,212)                                                     8,384,634
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 0.1%

          207,000  FFCB, 1.85%, 10/1/02(2)                              207,000
--------------------------------------------------------------------------------
(Cost $207,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $126,178,928)                                                $173,719,491
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Target: 2020 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
-----------------------------------------------------------------------------------------
                                   TARGET MATURITIES       FUND       MERRILL LYNCH LONG-
                                      TRUST: 2020      BENCHMARK(2)   TERM TREASURY INDEX
-----------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/29/89)
-----------------------------------------------------------------------------------------
   6 months(1)                          26.14%            26.12%            18.77%
-----------------------------------------------------------------------------------------
   1 Year                               18.27%            18.68%            14.40%
-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
   3 Years                              14.73%            16.00%            12.74%
-----------------------------------------------------------------------------------------
   5 Years                              11.22%            12.19%            10.06%
-----------------------------------------------------------------------------------------
   10 Years                             12.99%            13.72%             9.47%
-----------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/19/98)
-----------------------------------------------------------------------------------------
   6 months(1)                          25.98%            26.12%            18.77%
-----------------------------------------------------------------------------------------
   1 Year                               17.97%            18.68%            14.40%
-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
   3 Years                              14.48%            16.00%            12.74%
-----------------------------------------------------------------------------------------
   Life of Advisor Class                 6.68%             8.09%(3)          7.87%(3)
-----------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  From December 1989 through April 1990, the Investor Class benchmark was an
     8/15/19 STRIPS issue; from May 1990 through October 1991, it was an
     11/15/19 STRIPS issue; and since November 1991, it has been an 11/15/20
     STRIPS issue.

(3)  Since 10/31/98, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made September 30, 1992

The table and graph on this page give historical return data for Target: 2020.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2020's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2020 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2020 portfolio posted an impressive total return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite Indexes each fell more than 20% for the period, but Target: 2020 was up 18.27%.*

The fund's benchmark, a Treasury STRIPS issue maturing on November 15, 2020, returned 18.68% for the fiscal year. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $212.2 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.76%                 5.43%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/20/20               9/26/20
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $107.26               $108.24
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  See graph on page 16.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On the one hand, the fourth quarter of
2001 ushered in an end to the U.S. economy's first recession since 1990-91. And although the fallout from September 11, corporate earnings shortfalls, and tough times in the stock market continued to weigh on investors' minds,  the U.S.
economy expanded at a 2.7% annual pace during last year's final three months.
The Federal Reserve's  11 short-term interest rate reductions, which pushed the
Fed's benchmark rate down to a 40-year low of only 1.75% by mid-December, helped to make that possible.

But growing tensions in the Middle East, a series of accounting scandals that weighed down an already troubled stock market, and lackluster business capital spending bore down heavily on the economy in 2002. As a result, stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2020 fell around
60 basis points (0.60%), while yields on STRIPS maturing in 2005 fell a whopping
170 basis points.

PORTFOLIO STRATEGIES

The outperformance of principal-based zero-coupon bonds in this maturity range over coupon-based zeros such  as the fund's benchmark helped to make Target:
2020's solid performance possible, as the portfolio holds a mix  of principal-
and coupon-based zeros. In addition, Resolution Funding Corporation (REFCORP)
zeros with maturities around 2020 generally outperformed like-maturity Treasury
STRIPS. As the chart at top left shows, more than 60% of Target: 2020's portfolio was invested in REFCORPs at the end of September.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          15

Target: 2020 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
REFCORPs                                    66.2%                 74.0%
-------------------------------------------------------------------------------
STRIPS                                      33.6%                 25.8%
-------------------------------------------------------------------------------
Other                                        0.2%                  0.2%
-------------------------------------------------------------------------------

Money flowed out of the portfolio, however, and we generally sold a combination of Treasury STRIPS and REFCORPs maturing in October 2020 or January 2021 to meet those withdrawals. In the process, the portfolio's anticipated value at maturity declined by 98 cents.

We also selectively added government agency securities when attractive opportunities arose. Along those lines, we picked up some Freddie Mac zero-coupon bonds maturing in January 2020, which became available with yields at around 50 basis points more than like-maturity Treasurys. From a long-term perspective, these securities should help to boost the portfolio's return.

GOING FORWARD

The economic outlook remains clouded. Given the uncertainties mentioned earlier, however, we don't expect demand for safety and liquidity to evaporate anytime soon. So we plan to continue employing the same strategies that helped Target:
2020 post such an attractive return over the past year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2020

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2020 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 98.7%

      $21,000,000  REFCORP STRIPS -- COUPON,
                   6.36%, 1/15/19                                 $   8,842,281
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS -- COUPON,
                   6.21%, 4/15/19                                       106,777
--------------------------------------------------------------------------------
       46,124,000  REFCORP STRIPS -- COUPON,
                   8.50%, 1/15/20                                    18,124,472
--------------------------------------------------------------------------------
        8,000,000  STRIPS -- COUPON, 8.41%,
                   2/15/20                                            3,296,000
--------------------------------------------------------------------------------
       18,756,000  REFCORP STRIPS -- COUPON,
                   6.28%, 4/15/20                                     7,248,988
--------------------------------------------------------------------------------
        8,688,000  STRIPS -- COUPON, 7.68%,
                   5/15/20                                            3,528,006
--------------------------------------------------------------------------------
       12,000,000  STRIPS -- PRINCIPAL, 6.12%,
                   5/15/20                                            4,906,536
--------------------------------------------------------------------------------
       72,543,000  REFCORP STRIPS -- COUPON,
                   7.37%, 7/15/20                                    27,669,569
--------------------------------------------------------------------------------
       41,644,000  REFCORP STRIPS --
                   PRINCIPAL, 6.43%, 7/15/20                         15,957,689
--------------------------------------------------------------------------------
       23,135,000  STRIPS -- COUPON, 6.03%,
                   8/15/20                                            9,291,432
--------------------------------------------------------------------------------
       35,000,000  STRIPS -- PRINCIPAL, 6.21%,
                   8/15/20                                           14,105,700
--------------------------------------------------------------------------------
       35,406,000  REFCORP STRIPS -- COUPON,
                   6.46%, 10/15/20                                   13,297,361
--------------------------------------------------------------------------------
       73,500,000  REFCORP STRIPS --
                   PRINCIPAL, 6.41%, 10/15/20                        27,765,948
--------------------------------------------------------------------------------
       40,407,000  STRIPS -- COUPON, 7.91%,
                   11/15/20                                          15,965,897
--------------------------------------------------------------------------------
       25,482,000  REFCORP STRIPS -- COUPON,
                   7.98%, 1/15/21                                     9,418,784
--------------------------------------------------------------------------------
       29,945,000  REFCORP STRIPS --
                   PRINCIPAL, 7.51%, 1/15/21                         11,160,681
--------------------------------------------------------------------------------
        2,750,000  STRIPS -- COUPON, 8.32%,
                   2/15/21                                            1,070,850
--------------------------------------------------------------------------------
        3,500,000  STRIPS -- COUPON, 8.30%,
                   5/15/21                                            1,340,647
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 5.85%,
                   5/15/21                                            1,932,670
--------------------------------------------------------------------------------
       35,000,000  STRIPS -- PRINCIPAL, 6.16%,
                   11/15/21                                          13,114,255
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $159,956,619)                                                 208,144,543
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 1.1%

      $ 6,250,000  FHLMC STRIPS -- COUPON,
                   6.30%, 1/15/20                                 $   2,364,494
--------------------------------------------------------------------------------
(Cost $2,138,851)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 0.2%

          340,000  FFCB, 1.85%, 10/1/02(2)                              340,000
--------------------------------------------------------------------------------
(Cost $340,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $162,435,470)                                                $210,849,037
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Target: 2025 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------
                                  TARGET MATURITIES       FUND       MERRILL LYNCH LONG-
                                     TRUST: 2025      BENCHMARK(2)   TERM TREASURY INDEX
----------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 2/15/96)
----------------------------------------------------------------------------------------
   6 months(1)                         27.33%            27.96%            18.77%
----------------------------------------------------------------------------------------
   1 Year                              17.14%            18.17%            14.40%
----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
   3 Years                             14.10%            15.27%            12.74%
----------------------------------------------------------------------------------------
   5 Years                             11.83%            12.75%            10.06%
----------------------------------------------------------------------------------------
   Life of Investor Class              10.72%            11.68%(3)          9.49%(3)
----------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 6/1/98)
----------------------------------------------------------------------------------------
   6 months(1)                         27.18%            27.96%            18.77%
----------------------------------------------------------------------------------------
   1 Year                              16.81%            18.17%            14.40%
----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
   3 Years                             13.85%            15.27%            12.74%
----------------------------------------------------------------------------------------
   Life of Advisor Class                8.33%             9.70%(4)          9.17%(4)
----------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue.

(3)  Since 2/29/96, the date nearest the class's inception for which data are available.

(4)  Since 5/31/98, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER LIFE OF FUND
$10,000 investment made February 15, 1996*

* Fund data from 2/15/96, the fund's inception date. Benchmark and Index data from 2/29/96, the date nearest the fund's inception for which data are available.

The table and graph on this page give historical return data for Target: 2025.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2025's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2025 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2025 portfolio posted a double-digit total return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite Indexes each fell more than 20% for the period, but Target: 2025 returned 17.14%.*

By comparison, the fund's benchmark, a Treasury STRIPS issue maturing on
November 15, 2025, returned 18.17% for the fiscal year. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $218.4 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.86%                 5.30%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/26/25               10/5/25
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $117.07               $116.77
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%                 0.59%
-------------------------------------------------------------------------------

(1)  Includes Investor and Advisor Classes.

(2)  See graph on page 20.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On a positive note, the fourth quarter of
2001 marked the end of the U.S. economy's first recession since 1990-91. The
Federal Reserve's 11 short-term interest rate reductions helped to make that improvement possible.

But growing tensions in the Middle East, a series of accounting scandals that weighed down an already troubled stock market, mounting layoffs, and lackluster business capital spending weighed on the economy during 2002. As a result, the
U.S. economy slowed from a 5.0% annual rate of growth during the first quarter to 1.3% during the second quarter.

Stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2025 fell roughly 50 basis points (0.50%), while yields on 2005 maturity
Treasury STRIPS fell a whopping 170 basis points.

PORTFOLIO STRATEGIES

Target: 2025 underperformed its benchmark, and greater demand for Treasurys than for like-maturity government agency securities was the main catalyst. As the chart at the top left of the next page shows, roughly 73% of the portfolio was invested in securities other than Treasury STRIPS at the end of September.
Although we firmly believe that these holdings will enhance performance over the long term, they dampened the fund's relative performance during the past fiscal year.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          19

Target: 2025 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
REFCORPs                                    72.4%                 71.1%
-------------------------------------------------------------------------------
STRIPS                                      26.9%                 28.9%
-------------------------------------------------------------------------------
Other                                        0.7%                   --
-------------------------------------------------------------------------------

Money flowed out of the portfolio over the 12 months, and we generally sold a combination of Treasury STRIPS and Resolution Funding Corporation (REFCORP)
zeros maturing in February 2025 or November 2024 to meet the withdrawals. The silver lining is that the percentage of REFCORPs in the portfolio jumped from
55% at the end of September 2001 to more than 72% at the end of September 2002.
Because REFCORPs offer higher yields than like-maturity Treasury STRIPS, Target:
2025's long-term performance should be enhanced. As such, the anticipated value at maturity rose by 30 cents.

GOING FORWARD

The economic outlook remains clouded. On the one hand, short-term borrowing rates are currently at levels that should help the economy improve, and the housing market continues to provide a pillar of support. But businesses still aren't spending significantly on new capital equipment and technologies, and labor market conditions remain somewhat depressed. So we plan to continue employing the same strategies that helped Target: 2025 post such an attractive return over the past year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2025

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2025 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 98.9%

      $ 9,650,000  REFCORP STRIPS -- COUPON,
                   6.56%, 1/15/24                                $    2,988,711
--------------------------------------------------------------------------------
       11,560,000  REFCORP STRIPS -- COUPON,
                   6.52%, 4/15/24                                     3,531,592
--------------------------------------------------------------------------------
        5,926,000  REFCORP STRIPS -- COUPON,
                   6.88%, 7/15/24                                     1,787,068
--------------------------------------------------------------------------------
       14,000,000  STRIPS -- COUPON, 6.50%,
                   8/15/24                                            4,487,588
--------------------------------------------------------------------------------
       84,732,000  REFCORP STRIPS -- COUPON,
                   6.78%, 10/15/24                                   25,151,847
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- COUPON, 5.31%,
                   11/15/24                                           3,150,400
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- PRINCIPAL, 7.26%,
                   11/15/24                                             827,978
--------------------------------------------------------------------------------
       57,050,000  REFCORP STRIPS -- COUPON,
                   6.82%, 1/15/25                                    16,716,278
--------------------------------------------------------------------------------
          900,000  STRIPS -- COUPON, 7.27%,
                   2/15/25                                              280,470
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 7.28%,
                   2/15/25                                              945,144
--------------------------------------------------------------------------------
       35,688,000  REFCORP STRIPS -- COUPON,
                   6.73%, 4/15/25                                    10,314,974
--------------------------------------------------------------------------------
       19,500,000  STRIPS -- COUPON, 6.00%,
                   5/15/25                                            5,984,979
--------------------------------------------------------------------------------
       30,349,000  REFCORP STRIPS -- COUPON,
                   6.53%, 7/15/25                                     8,665,307
--------------------------------------------------------------------------------
        8,500,000  STRIPS -- COUPON, 5.33%,
                   8/15/25                                            2,580,745
--------------------------------------------------------------------------------
       14,850,000  STRIPS -- PRINCIPAL, 5.86%,
                   8/15/25                                            4,559,232
--------------------------------------------------------------------------------
      110,153,000  REFCORP STRIPS -- COUPON,
                   6.49%, 10/15/25                                   31,159,530
--------------------------------------------------------------------------------
       94,070,000  STRIPS -- COUPON, 5.69%,
                   11/15/25                                          28,318,832
--------------------------------------------------------------------------------
       54,435,000  REFCORP STRIPS -- COUPON,
                   6.76%, 1/15/26                                    15,257,749
--------------------------------------------------------------------------------
        6,299,000  STRIPS -- COUPON, 6.39%,
                   2/15/26                                            1,880,346
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 5.69%,
                   2/15/26                                              603,868
--------------------------------------------------------------------------------
       47,774,000  REFCORP STRIPS -- COUPON,
                   6.66%, 4/15/26                                    13,189,446
--------------------------------------------------------------------------------
        4,991,000  STRIPS -- COUPON, 6.12%,
                   5/15/26                                            1,463,990
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $54,879,000  REFCORP STRIPS -- COUPON,
                   7.02%, 7/15/26                                 $  14,944,869
--------------------------------------------------------------------------------
        6,000,000  STRIPS -- COUPON, 6.49%,
                   8/15/26                                            1,741,308
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 6.44%,
                   8/15/26                                              585,862
--------------------------------------------------------------------------------
       51,139,000  REFCORP STRIPS -- COUPON,
                   7.24%, 10/15/26                                   13,748,158
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 6.07%,
                   11/15/26                                             286,482
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $172,184,912)                                                 215,152,753
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 0.7%

        1,574,000  FFCB, 1.85%, 10/1/02(2)                            1,574,000
--------------------------------------------------------------------------------
(Cost $1,574,000)
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 0.4%

        1,000,000  TVA STRIPS -- COUPON,
                   6.58%, 5/1/24                                        277,997
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS -- PRINCIPAL,
                   6.50%, 11/1/25                                       607,422
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $789,857)                                                         885,419
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $174,548,769)                                                $217,612,172
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          21

Target: 2030 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
                                                     TARGET MATURITIES   5/15/30 MATURITY   MERRILL LYNCH LONG-
                                                         TRUST: 2030       STRIPS ISSUE     TERM TREASURY INDEX
---------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 6/1/01)
---------------------------------------------------------------------------------------------------------------
   6 months(1)                                             32.93%             34.85%                18.77%
---------------------------------------------------------------------------------------------------------------
   1 Year                                                  19.83%             24.20%                14.40%
---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------
   Life of Investor Class                                  18.09%             21.35%(2)             16.87%(2)
---------------------------------------------------------------------------------------------------------------
                                 TARGET MATURITIES   TARGET MATURITIES   5/15/30 MATURITY   MERRILL LYNCH LONG-
                                    TRUST: 2030         TRUST: 2030        STRIPS ISSUE     TERM TREASURY INDEX
                                     (NO CDSC)          (WITH CDSC)
---------------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 10/8/01)
---------------------------------------------------------------------------------------------------------------
   6 months(1)                         32.62%              31.87%             34.85%                18.77%
---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------
   Life of C Class(1)                  15.82%              15.06%             24.20%(3)             14.40%(3)
---------------------------------------------------------------------------------------------------------------

CDSC stands for "contingent deferred sales charge." It's charged to investors if they redeem the fund's C Class shares within 18 months of purchase. The SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. So the fund's "with CDSC" return reflects deduction of the 0.75% maximum CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 5/31/01, the date nearest the class's inception for which data are available.

(3)  Since 9/30/01, the date nearest the class's inception for which data are available.

See pages 57-60 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER LIFE OF FUND
$10,000 investment made June 1, 2001*

* Fund data from 6/1/01, the fund's inception date. Merrill Lynch Index data from 5/31/01, the date nearest the fund's inception for which data are available.

The table and graph on this page give historical return data for Target: 2030.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2030's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2030 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

The Target: 2030 portfolio posted a double-digit return for the year ended
September 30, 2002, amply demonstrating the diversification benefits of fixed-income securities. The S&P 500 and Nasdaq Composite Indexes each fell more than 20% for the period, but Target: 2030 returned an impressive 19.83%.*

By comparison, the fund's benchmark, a Treasury STRIPS issue maturing on May 15,
2030, returned 24.20%. (See the previous page for performance details.) It's important to keep in mind, however, that the fund's return is reduced by management expenses and transaction costs, while the benchmark's is not.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                       $21.9 million(1)
-------------------------------------------------------------------------------
                                           9/30/02               9/30/01
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.72%                 5.31%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              1/31/30               2/7/30
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(2)                          $103.58               $105.87
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.59%               0.59%(3)
-------------------------------------------------------------------------------

(1)  Includes Investor and C Classes.

(2)  See graph on page 24.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

ECONOMIC & MARKET OVERVIEW

Extreme volatility was the norm during the fiscal year, with economic activity vacillating amid a host of challenges. On the one hand, the fourth quarter of
2001 ushered in an end to the U.S. economy's first recession since 1990-91, and the Federal Reserve lowered short-term interest rates to a 40-year low of only
1.75%. On the other hand, growing tensions in the Middle East, a series  of accounting scandals that weighed down an already troubled stock market, mounting layoffs, and lackluster business capital spending bore down heavily on the economy in 2002.

Stocks faced tough times, while high-credit-quality bonds performed well as investors flocked to perceived safe havens. Yields on Treasury STRIPS maturing in 2030 fell roughly 60 basis points (0.60%), while yields on 2005 maturity
STRIPS fell a whopping 170 basis points (1.70%).

PORTFOLIO STRATEGIES

Target: 2030 underperformed its benchmark by a fairly wide margin in that environment, and the main catalyst was the somewhat limited supply of coupon-based 30-year Treasury zeros.

When the government stopped issuing 30-year bonds, the outstanding supply became at least temporarily fixed, with the longest maturity a May 2030 issue.
Stripping a May 2030 Treasury bond means creating a stream of coupon-based zeros maturing in six month intervals from the bond's issue date through to its maturity. Only one of those coupon-based zeros will therefore have a May 2030 maturity date. In addition to those coupon-based zeros, one principal-based zero
(much larger in dollar terms than any individual coupon-based zero) maturing in
May 2030 would also be created.

* All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          23

Target: 2030 - Portfolio Commentary

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
REFCORPs                                    54.5%                 54.3%
-------------------------------------------------------------------------------
STRIPS                                      44.5%                 45.7%
-------------------------------------------------------------------------------
Other                                        1.0%                   --
-------------------------------------------------------------------------------

On a dollar basis, therefore, May 2030 principal-based zero-coupon Treasury
STRIPS comprise a substantially bigger portion of the 2030 zeros market than do like-maturity coupon-based Treasury STRIPS, such as the portfolio's benchmark.
That, in turn, has created somewhat of a scarcity premium for 2030 coupon-based zeros, and helped them to post significantly higher returns during the period.

We picked up coupon-based zeros whenever possible, but these securities often seemed to be overpriced. So with net assets jumping from just under $5 million one year ago to nearly $22 million by the end of September, we generally bought principal-based zeros.

GOING FORWARD

The economic outlook remains clouded due to the uncertainties mentioned earlier.
So for now, we plan to continue employing the same strategies that helped
Target: 2030 post a double-digit return over the last year.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY
Target: 2030

The top line in the graph represents the fund's Anticipated Value at Maturity
(AVM--defined on page 59), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the fund's historical share price, which is managed to grow over time to reach the fund's AVM. While this graph demonstrates the fund's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2030 - Schedule of Investments

SEPTEMBER 30, 2002

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 94.9%

      $ 2,000,000  REFCORP STRIPS -- COUPON,
                   5.65%, 1/15/29                                 $     482,838
--------------------------------------------------------------------------------
        1,478,000  STRIPS -- COUPON, 5.80%,
                   2/15/29                                              381,692
--------------------------------------------------------------------------------
        2,200,000  STRIPS -- COUPON, 5.88%,
                   5/15/29                                              560,903
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS -- COUPON,
                   6.14%, 7/15/29                                     1,643,376
--------------------------------------------------------------------------------
          120,000  STRIPS -- COUPON, 5.80%,
                   8/15/29                                               30,284
--------------------------------------------------------------------------------
        9,632,000  STRIPS -- COUPON, 5.46%,
                   11/15/29                                           2,406,266
--------------------------------------------------------------------------------
        3,000,000  REFCORP STRIPS -- COUPON,
                   5.72%, 1/15/30                                       700,299
--------------------------------------------------------------------------------
       13,250,000  REFCORP STRIPS -- COUPON,
                   6.09%, 1/15/30                                     3,043,936
--------------------------------------------------------------------------------
          430,000  STRIPS -- COUPON, 5.80%,
                   2/15/30                                              106,344
--------------------------------------------------------------------------------
        9,750,000  REFCORP STRIPS -- COUPON,
                   5.99%, 4/15/30                                     2,251,704
--------------------------------------------------------------------------------
       14,513,000  REFCORP STRIPS -- COUPON,
                   6.09%, 4/15/30                                     3,298,196
--------------------------------------------------------------------------------
       11,897,000  STRIPS -- COUPON, 5.59%,
                   5/15/30                                            2,912,624
--------------------------------------------------------------------------------
        7,500,000  STRIPS -- PRINCIPAL, 5.38%,
                   5/15/30                                            1,866,068
--------------------------------------------------------------------------------
          473,000  STRIPS -- COUPON, 5.36%,
                   8/15/30                                              114,335
--------------------------------------------------------------------------------
          340,000  STRIPS -- COUPON, 5.80%,
                   2/15/31                                               80,118
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $17,455,252)                                                   19,878,983
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 4.1%

      $ 3,051,000  FHLMC STRIPS -- COUPON,
                   5.68%, 3/15/30                                  $    649,164
--------------------------------------------------------------------------------
        1,000,000  FHLMC STRIPS -- COUPON,
                   6.31%, 9/15/30                                       207,235
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $830,787)                                                         856,399
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES -- 1.0%

          216,000  FFCB, 1.85%, 10/1/02(2)                              216,000
--------------------------------------------------------------------------------
(Cost $216,000)
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $18,502,039)                                                  $20,951,382
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are purchased at a substantial discount from their value at maturity.

(2)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          25

Statement of Assets and Liabilities

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                    TARGET: 2005    TARGET: 2010    TARGET: 2015
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $396,658,535,
$268,821,527 and $126,178,928,
respectively) (Note 6)              $433,418,707    $315,771,755    $173,719,491
----------------------------------
Cash                                   359,039         635,219         723,858
----------------------------------
Receivable for investments sold          --          17,240,650          --
----------------------------------
Receivable for capital shares sold    1,255,317        878,121        1,155,039
--------------------------------------------------------------------------------
                                     435,033,063     334,525,745     175,598,388
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased        --          17,465,015          --
----------------------------------
Accrued management fees (Note 2)       202,850         145,051         77,977
----------------------------------
Distribution fees payable (Note 2)      1,050            381             19
----------------------------------
Service fees payable (Note 2)           1,050            381             19
----------------------------------
Accrued expenses
and other liabilities                   6,577           4,597           2,298
--------------------------------------------------------------------------------
                                       211,527       17,615,425        80,313
--------------------------------------------------------------------------------
NET ASSETS                          $434,821,536    $316,910,320    $175,518,075
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                     $391,375,312    $254,539,131    $122,586,722
----------------------------------
Undistributed net
investment income                    12,808,513       9,562,006       5,216,699
----------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions           (6,122,461)      5,858,955        174,091
----------------------------------
Net unrealized appreciation
on investments (Note 6)              36,760,172      46,950,228      47,540,563
--------------------------------------------------------------------------------
                                    $434,821,536    $316,910,320    $175,518,075
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                          $429,624,371    $314,950,522    $175,421,092
----------------------------------
Shares outstanding                    4,459,564       3,882,307       2,715,543
----------------------------------
Net asset value per share              $96.34          $81.12          $64.60
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                           $5,197,165      $1,959,798        $96,983
----------------------------------
Shares outstanding                     54,482          24,374           1,513
----------------------------------
Net asset value per share              $95.39          $80.41          $64.10
--------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                     (continued)

-----

Statement of Assets and Liabilities

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                    TARGET: 2020    TARGET: 2025    TARGET: 2030
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $162,435,470,
$174,548,769 and $18,502,039,
respectively) (Note 6)              $210,849,037    $217,612,172     $20,951,382
----------------------------------
Cash                                   479,341         428,279         52,815
----------------------------------
Receivable for investments sold          --           9,236,492          --
----------------------------------
Receivable for capital shares sold     975,314         432,263         859,378
--------------------------------------------------------------------------------
                                     212,303,692     227,709,206     21,863,575
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased        --           9,209,280          --
----------------------------------
Accrued management fees (Note 2)       97,194          100,828          8,107
----------------------------------
Distribution fees payable (Note 2)       287             83              526
----------------------------------
Service fees payable (Note 2)            287             83              263
----------------------------------
Accrued expenses
and other liabilities                   3,394           3,928            216
--------------------------------------------------------------------------------
                                       101,162        9,314,202         9,112
--------------------------------------------------------------------------------
NET ASSETS                          $212,202,530    $218,395,004     $21,854,463
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                     $143,893,070    $155,603,079     $18,917,722
----------------------------------
Undistributed net
investment income                     7,003,044       7,946,909        463,981
----------------------------------
Undistributed net realized
gain on investment
transactions                         12,892,849      11,781,613        23,417
----------------------------------
Net unrealized appreciation
on investments (Note 6)              48,413,567      43,063,403       2,449,343
--------------------------------------------------------------------------------
                                    $212,202,530    $218,395,004     $21,854,463
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                          $210,813,848    $217,964,504     $20,528,404
----------------------------------
Shares outstanding                    4,560,303       5,596,138        715,235
----------------------------------
Net asset value per share              $46.23          $38.95          $28.70
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                           $1,388,682       $430,500           --
----------------------------------
Shares outstanding                     30,301          11,164            --
------------------------------------
Net asset value per share              $45.83          $38.56            --
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                               N/A             N/A         $1,326,059
----------------------------------
Shares outstanding                       N/A             N/A           40,175
----------------------------------
Net asset value per share                N/A             N/A           $33.01
--------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          27

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                    TARGET: 2005    TARGET: 2010    TARGET: 2015
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                             $19,056,265     $14,628,911     $7,850,039
--------------------------------------------------------------------------------

EXPENSES (Note 2):
----------------------------------
Management fees                       2,109,923       1,533,925        781,048
----------------------------------
Distribution fees:
----------------------------------
  Advisor Class                        12,564           4,440            103
----------------------------------
Service fees:
----------------------------------
  Advisor Class                        12,564           4,440            103
----------------------------------
Trustees' fees and expenses            18,189          13,011           6,579
----------------------------------
Other expenses                          6,577           4,597           2,298
--------------------------------------------------------------------------------
                                      2,159,817       1,560,413        790,131
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                16,896,448      13,068,498       7,059,908
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
investment transactions
(Note 3)                              1,152,738       6,801,600        252,706
----------------------------------
Change in net unrealized
appreciation on investments
(Note 6)                             13,368,517      17,538,327      14,513,833
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN     14,521,255      24,339,927      14,766,539
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $31,417,703     $37,408,425     $21,826,447
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                     (continued)

-----

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                                    TARGET: 2020    TARGET: 2025    TARGET: 2030
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                             $11,266,988     $13,280,543      $623,170
--------------------------------------------------------------------------------

EXPENSES (Note 2):
----------------------------------
Management fees                       1,132,533       1,354,090        62,184
----------------------------------
Distribution fees:
----------------------------------
  Advisor Class                         3,115           1,664            --
----------------------------------
  C Class                                --              --             2,503
----------------------------------
Service fees:
----------------------------------
  Advisor Class                         3,115           1,664            --
----------------------------------
  C Class                                --              --             1,251
----------------------------------
Trustees' fees and expenses             9,545          11,257            546
----------------------------------
Other expenses                          3,394           3,928            216
--------------------------------------------------------------------------------
                                      1,151,702       1,372,603        66,700
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                10,115,286      11,907,940        556,470
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on
investment transactions
(Note 3)                             15,734,622      13,669,419        27,958
----------------------------------
Change in net unrealized
appreciation on investments
(Note 6)                              6,036,166       5,769,358       2,347,058
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN     21,770,788      19,438,777       2,375,016
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $31,886,074     $31,346,717     $2,931,486
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          29

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2002 AND SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------
                                                TARGET: 2005                    TARGET: 2010
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     2002             2001            2002            2001
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $ 16,896,448     $ 15,970,757    $ 13,068,498    $ 14,107,415
------------------------------------
Net realized gain                        1,152,738        3,211,940       6,801,600       6,580,313
------------------------------------
Change in net
unrealized appreciation                 13,368,517       24,033,144      17,538,327      22,221,471
----------------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                         31,417,703       43,215,841      37,408,425      42,909,199
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                       (15,789,674)     (16,986,355)    (14,014,202)    (13,058,024)
------------------------------------
  Advisor Class                          (231,794)        (228,646)       (123,790)       (92,074)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                            --               --          (2,486,311)         --
------------------------------------
  Advisor Class                             --               --           (23,071)           --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (16,021,468)     (17,215,001)    (16,647,374)    (13,150,098)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------
Net increase in net
assets from capital
share transactions                      66,622,298       48,919,941       4,553,496      29,004,241
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              82,018,533       74,920,781      25,314,547      58,763,342

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     352,803,003      277,882,222     291,595,773     232,832,431
----------------------------------------------------------------------------------------------------
End of period                          $434,821,536     $352,803,003    $316,910,320    $291,595,773
====================================================================================================

Undistributed net
investment income                       $12,808,513      $11,933,533     $9,562,006      $10,631,500
====================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                    (continued)

-----

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2002 AND SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------
                                                TARGET: 2015                    TARGET: 2020
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2002             2001            2002            2001
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                   $7,059,908       $7,639,595     $10,115,286     $13,439,030
------------------------------------
Net realized gain                         252,706         2,531,101      15,734,622      24,075,185
------------------------------------
Change in net
unrealized appreciation
(depreciation)                          14,513,833        9,645,060       6,036,166      (7,633,331)
----------------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                         21,826,447       19,815,756      31,886,074      29,880,884
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------------
  Investor Class                        (7,529,112)      (8,101,770)    (13,019,839)    (13,671,593)
------------------------------------
  Advisor Class                           (1,670)          (1,259)        (81,648)        (48,045)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                         (201,449)           --         (24,737,534)    (24,335,705)
------------------------------------
  Advisor Class                            (46)              --           (161,482)       (90,219)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (7,732,277)      (8,103,029)    (38,000,503)    (38,145,562)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions              15,821,807        (836,921)      (8,817,455)     (9,577,180)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           29,915,977       10,875,806     (14,931,884)    (17,841,858)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     145,602,098      134,726,292     227,134,414     244,976,272
----------------------------------------------------------------------------------------------------
End of period                          $175,518,075     $145,602,098    $212,202,530    $227,134,414
====================================================================================================

Undistributed net
investment income                       $5,216,699       $5,687,573      $7,003,044      $10,053,505
====================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                    (continued)

                                                                          -----
                                                                          31

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2002 AND SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------
                                               TARGET: 2025                     TARGET: 2030
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2002             2001             2002           2001(1)
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $11,907,940      $21,576,330        $556,470        $63,534
------------------------------------
Net realized gain                       13,669,419        9,976,407         27,958            --
------------------------------------
Change in net
unrealized appreciation                  5,769,358       24,982,773        2,347,058        102,285
----------------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                         31,346,717       56,535,510        2,931,486        165,819
----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                       (17,970,856)     (34,752,255)       (133,597)          --
------------------------------------
  Advisor Class                          (57,605)         (68,887)            --              --
------------------------------------
  C Class                                   --               --             (7,929)           --
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                        (6,366,399)      (7,289,332)       (17,923)           --
------------------------------------
  Advisor Class                          (21,149)         (15,063)            --              --
------------------------------------
  C Class                                   --               --             (1,115)           --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (24,416,009)     (42,125,537)       (160,564)          --
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions             (99,626,754)     (219,040,011)     14,227,941       4,689,781
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                          (92,696,046)     (204,630,038)     16,998,863       4,855,600

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     311,091,050      515,721,088       4,855,600          --
----------------------------------------------------------------------------------------------------
End of period                          $218,395,004     $311,091,050      $21,854,463     $4,855,600
====================================================================================================

Undistributed net
investment income                       $7,946,909       $14,067,430       $463,981         $63,534
====================================================================================================

(1)  June 1, 2001 (inception) through September 30, 2001.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Notes to Financial Statements

SEPTEMBER 30, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. Each fund invests primarily in zero-coupon U.S.
Treasury securities and their equivalents and will be liquidated in December of its target maturity year. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of
America. These policies may require the use of estimates by  fund management.

MULTIPLE CLASS -- The funds are authorized to issue the following classes of shares: the Investor Class and the Advisor Class. 2030 is authorized to issue the Investor Class, the Advisor Class and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class for 2030 commenced on October 8, 2001. Sale of the Advisor Class for 2030 had not
commenced at September 30, 2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Security lending income is recorded daily on an accrual basis.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized gains, if any, are generally declared and paid annually in
December.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended September 30, 2002, the effective annual Investor
Class management fee was 0.58% for each of the funds.

                                                                    (continued)

                                                                          -----
                                                                          33

Notes to Financial Statements

SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.50%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended September 30, 2002, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM) (See Note 5). JPM is an equity investor in ACC.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2002, were as follows:

--------------------------------------------------------------------------------
                              TARGET: 2005       TARGET: 2010       TARGET: 2015
--------------------------------------------------------------------------------
Purchases                      $92,993,036       $120,438,336        $37,474,868
--------------------------------------------------------------------------------
Proceeds from sales            $41,213,321       $135,055,488        $31,671,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TARGET: 2020       TARGET: 2025       TARGET: 2030
--------------------------------------------------------------------------------
Purchases                      $47,352,015        $53,028,784        $17,565,199
--------------------------------------------------------------------------------
Proceeds from sales            $98,008,788       $177,779,969        $4,480,860
--------------------------------------------------------------------------------

                                                                     (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------
                                              TARGET: 2005                     TARGET: 2010
----------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                    2,161,018      $197,298,908      1,543,103     $113,547,067
------------------------------------
Issued in reinvestment
of distributions                         183,340        15,354,686        251,605       16,155,566
------------------------------------
Redeemed                               (1,615,674)     (145,784,094)    (1,745,140)    (124,329,481)
------------------------------------
Reverse share split                     (188,293)           --           (256,636)          --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  540,391       $ 66,869,500      (207,068)      $5,373,152
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001
------------------------------------
Sold                                    1,700,978      $141,866,703      2,124,196     $140,203,089
------------------------------------
Issued in reinvestment
of distributions                         220,369        16,582,778        209,168       12,755,080
------------------------------------
Redeemed                               (1,332,981)     (110,688,550)    (1,888,430)    (124,786,063)
------------------------------------
Reverse share split                     (225,003)           --           (213,855)          --
----------------------------------------------------------------------------------------------------
Net increase                             363,363       $ 47,760,931       231,079       $28,172,106
====================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                     14,037         $1,272,067        13,803         $996,478
------------------------------------
Issued in reinvestment
of distributions                          2,053           170,989          2,001          127,907
------------------------------------
Redeemed                                (18,965)        (1,690,258)      (28,034)       (1,944,041)
------------------------------------
Reverse share split                      (2,751)            --            (2,279)           --
----------------------------------------------------------------------------------------------------
Net decrease                             (5,626)        $ (247,202)      (14,509)       $(819,656)
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001
------------------------------------
Sold                                     69,922         $5,547,928        19,000        $1,239,513
------------------------------------
Issued in reinvestment
of distributions                          2,612           195,942          1,362          82,873
------------------------------------
Redeemed                                (58,490)        (4,584,860)       (7,304)        (490,251)
------------------------------------
Reverse share split                      (3,023)            --            (1,506)           --
----------------------------------------------------------------------------------------------------
Net increase                             11,021         $1,159,010        11,552         $832,135
====================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          35

Notes to Financial Statements

SEPTEMBER 30, 2002

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                              TARGET: 2015                     TARGET: 2020
----------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                    1,033,135       $60,913,110      1,364,903      $55,409,921
------------------------------------
Issued in reinvestment
of distributions                         150,361         7,510,525       1,177,694      36,449,908
------------------------------------
Redeemed                                (942,222)      (52,656,146)     (2,540,224)    (100,506,786)
------------------------------------
Reverse share split                     (154,507)           --          (1,212,128)         --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  86,767         $15,767,489     (1,209,755)    $(8,646,957)
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001
------------------------------------
Sold                                    1,282,656       $66,843,647      3,986,172     $148,517,339
------------------------------------
Issued in reinvestment
of distributions                         157,590         7,750,306       1,111,131      36,723,000
------------------------------------
Redeemed                               (1,453,039)     (75,440,766)     (5,202,099)    (195,642,443)
------------------------------------
Reverse share split                     (164,292)           --          (1,144,623)         --
----------------------------------------------------------------------------------------------------
Net decrease                            (177,085)      $  (846,813)     (1,249,419)    $(10,402,104)
====================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                      1,283           $74,061         17,873         $720,453
------------------------------------
Issued in reinvestment
of distributions                           34              1,714           5,942          182,776
------------------------------------
Redeemed                                  (400)          (21,457)        (27,138)       (1,073,727)
------------------------------------
Reverse share split                       (34)              --            (7,542)           --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    883            $54,318        (10,865)       $(170,498)
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001
------------------------------------
Sold                                       234            $12,303         34,865        $1,280,359
------------------------------------
Issued in reinvestment
of distributions                           26              1,256           3,585          118,258
------------------------------------
Redeemed                                  (72)            (3,667)        (15,488)        (573,693)
------------------------------------
Reverse share split                       (26)              --            (4,113)           --
----------------------------------------------------------------------------------------------------
Net increase                               162            $ 9,892         18,849         $824,924
====================================================================================================

                                                                   (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                               TARGET: 2025                     TARGET: 2030
----------------------------------------------------------------------------------------------------
                                          SHARES           AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                     2,671,377      $ 91,226,267       980,191       $24,629,603
------------------------------------
Issued in reinvestment
of distributions                          804,662        23,096,358         6,334          143,842
------------------------------------
Redeemed                                (6,362,102)     (213,411,873)     (467,371)     (11,713,644)
------------------------------------
Reverse share split                      (843,696)           --            (6,662)           --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (3,729,759)     $(99,089,248)      512,492       $13,059,801
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001(1)
------------------------------------
Sold                                     9,421,730      $ 300,785,800      230,296       $5,342,599
------------------------------------
Issued in reinvestment
of distributions                         1,317,039       39,590,219          --              --
------------------------------------
Redeemed                               (17,578,154)     (559,310,548)     (27,553)        (652,818)
------------------------------------
Reverse share split                     (1,391,003)          --              --              --
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 (8,230,388)    $(218,934,529)      202,743       $4,689,781
====================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                       3,409          $ 119,277          --              --
------------------------------------
Issued in reinvestment
of distributions                           2,310           65,975            --              --
------------------------------------
Redeemed                                 (22,035)         (722,758)          --              --
------------------------------------
Reverse share split                       (2,715)            --              --              --
----------------------------------------------------------------------------------------------------
Net decrease                             (19,031)        $(537,506)          --              --
====================================================================================================
YEAR ENDED SEPTEMBER 30, 2001
------------------------------------
Sold                                      19,950          $ 623,149          --              --
------------------------------------
Issued in reinvestment
of distributions                           2,800           83,947            --              --
------------------------------------
Redeemed                                 (26,029)         (812,578)          --              --
------------------------------------
Reverse share split                       (2,800)            --              --              --
----------------------------------------------------------------------------------------------------
Net decrease                              (6,079)        $(105,482)          --              --
====================================================================================================

C CLASS
----------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2002(2)          N/A             N/A
------------------------------------
Sold                                                                       42,543        $1,221,759
------------------------------------
Issued in reinvestment
of distributions                                                             343            9,043
------------------------------------
Redeemed                                                                   (2,368)        (62,662)
------------------------------------
Reverse share split                                                         (343)            --
----------------------------------------------------------------------------------------------------
Net increase                                                               40,175        $1,168,140
====================================================================================================

(1)  June 1, 2001 (inception) through September 30, 2001 for Target 2030.

(2)  October 8, 2001 (commencement of sale) through September 30, 2002 for
     Target 2030.

                                                                    (continued)

                                                                          -----
                                                                          37

Notes to Financial Statements

SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$520,000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes  to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not  borrow from the line during the year ended September 30, 2002.

--------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2002, and September 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                 TARGET: 2005                TARGET: 2010
--------------------------------------------------------------------------------
                             2002           2001          2002          2001
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $16,021,468    $17,215,001   $16,093,480   $13,150,098
--------------------------------------------------------------------------------
Long-term capital gains       --             --         $553,894         --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 TARGET: 2015                TARGET: 2020
--------------------------------------------------------------------------------
                             2002           2001          2002          2001
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $7,530,782     $8,103,029    $13,948,316   $13,776,252
--------------------------------------------------------------------------------
Long-term capital gains    $201,495          --        $24,052,187   $24,369,310
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 TARGET: 2025                TARGET: 2030
--------------------------------------------------------------------------------
                             2002           2001          2002          2001
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $18,505,215    $35,297,400    $160,564         --
--------------------------------------------------------------------------------
Long-term capital gains   $5,910,794     $6,828,137        --            --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)

As of September 30, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                    TARGET: 2005    TARGET: 2010    TARGET: 2015
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments     $397,269,555    $269,169,805    $126,261,843
================================================================================
Gross tax appreciation
of investments                       $36,149,152     $46,601,950     $47,457,648
--------------------------------
Gross tax depreciation
of investments                           --               --              --
--------------------------------------------------------------------------------
Net tax appreciation
of investments                       $36,149,152     $46,601,950     $47,457,648
================================================================================
Undistributed ordinary income        $12,808,513     $10,353,180     $5,216,699
--------------------------------------------------------------------------------
Accumulated long-term gains              --          $5,416,059       $257,006
--------------------------------------------------------------------------------
Accumulated capital losses          $(5,511,441)         --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    TARGET: 2020    TARGET: 2025    TARGET: 2030
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments     $162,435,470    $174,802,916     $18,502,039
================================================================================
Gross tax appreciation
of investments                       $48,413,567     $42,809,256     $2,454,867
--------------------------------
Gross tax depreciation
of investments                           --               --           (5,524)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                      $48,413,567     $42,809,256     $2,449,343
================================================================================
Undistributed ordinary income        $7,003,044      $8,180,372       $463,981
--------------------------------------------------------------------------------
Accumulated long-term gains          $12,892,849     $11,802,297       $23,417
--------------------------------------------------------------------------------
Accumulated capital losses               --              --              --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 for Target:
2005.

--------------------------------------------------------------------------------
7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended September 30, 2002, the following amount distributed was designated as capital gains dividends:

---------------------------------------------------------------------------------------
TARGET: 2005   TARGET: 2010   TARGET: 2015   TARGET: 2020   TARGET: 2025   TARGET: 2030
---------------------------------------------------------------------------------------
     --          $553,894       $201,495      $24,052,187    $5,910,794         --
---------------------------------------------------------------------------------------

                                                                          -----
                                                                          39

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $88.67         $77.09         $72.55         $76.72         $64.54
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)        4.20           4.24           4.09           3.77           3.84
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          3.47           7.34           0.45          (7.94)          8.34
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           7.67           11.58          4.54          (4.17)          12.18
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (4.07)         (4.71)         (3.89)         (3.39)         (3.61)
------------------------------
  From Net Realized Gains          --             --           (1.56)         (1.07)         (0.27)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.07)         (4.71)         (5.45)         (4.46)         (3.88)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.07           4.71           5.45           4.46           3.88
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $96.34         $88.67         $77.09         $72.55         $76.72
====================================================================================================
  TOTAL RETURN(2)                 8.65%         15.02%          6.26%         (5.44)%        18.87%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.65%          5.12%          5.58%          5.10%          5.53%
------------------------------
Portfolio Turnover Rate            11%            49%            17%            81%            35%
------------------------------
Net Assets, End of Period
(in thousands)                  $429,624       $347,512       $274,117       $490,248       $533,986
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999          1998(1)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $88.02         $76.70         $72.34         $76.69         $70.91
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)        3.95           4.01           3.91           3.60           0.58
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          3.42           7.31           0.45          (7.95)          5.20
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           7.37           11.32          4.36          (4.35)          5.78
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (3.85)         (4.51)         (3.70)         (3.32)           --
------------------------------
  From Net Realized Gains          --             --           (1.56)         (1.07)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (3.85)         (4.51)         (5.26)         (4.39)           --
----------------------------------------------------------------------------------------------------
Reverse Share Split               3.85           4.51           5.26           4.39            --
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $95.39         $88.02         $76.70         $72.34         $76.69
====================================================================================================
  TOTAL RETURN(3)                 8.37%         14.76%          6.03%         (5.67)%         8.15%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.84%          0.84%          0.84%          0.84%        0.84%(4)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.40%          4.87%          5.33%          4.85%        4.87%(4)
------------------------------
Portfolio Turnover Rate            11%            49%            17%            81%          35%(5)
------------------------------
Net Assets, End of Period
(in thousands)                   $5,197         $5,291         $3,765         $2,533          $100
----------------------------------------------------------------------------------------------------

(1)  August 3, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          41

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $70.64         $59.92         $55.10         $61.98         $49.16
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)        3.55           3.39           3.32           3.07           2.94
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          6.93           7.33           1.50          (9.95)          9.88
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           10.48          10.72          4.82          (6.88)          12.82
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (3.69)         (3.27)         (3.21)         (2.78)         (2.46)
------------------------------
  From Net Realized Gains        (0.66)           --             --           (1.49)         (0.29)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.35)         (3.27)         (3.21)         (4.27)         (2.75)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.35           3.27           3.21           4.27           2.75
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $81.12         $70.64         $59.92         $55.10         $61.98
====================================================================================================
  TOTAL RETURN(2)                14.84%         17.89%          8.75%        (11.10)%        26.08%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.96%          5.15%          5.90%          5.31%          5.39%
------------------------------
Portfolio Turnover Rate            46%            60%            22%            49%            34%
------------------------------
Net Assets, End of Period
(in thousands)                  $314,951       $288,867       $231,202       $240,606       $283,828
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                2002          2001          2000         1999(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $70.19        $59.67        $54.96        $60.12
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)      3.32          3.22          3.17          2.81
---------------------------
  Net Realized and
  Unrealized Gain (Loss)        6.90          7.30          1.54         (7.97)
--------------------------------------------------------------------------------
  Total From
  Investment Operations         10.22         10.52         4.71         (5.16)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (3.51)        (3.12)        (3.07)        (2.76)
---------------------------
  From Net Realized Gains      (0.66)          --            --          (1.49)
--------------------------------------------------------------------------------
  Total Distributions          (4.17)        (3.12)        (3.07)        (4.25)
--------------------------------------------------------------------------------
Reverse Share Split             4.17          3.12          3.07          4.25
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $80.41        $70.19        $59.67        $54.96
================================================================================
  TOTAL RETURN(3)              14.56%        17.63%         8.57%        (8.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           0.84%         0.84%         0.84%       0.84%(4)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.71%         4.90%         5.65%       5.06%(4)
---------------------------
Portfolio Turnover Rate          46%           60%           22%         49%(5)
---------------------------
Net Assets, End of Period
(in thousands)                 $1,960        $2,729        $1,631        $1,194
--------------------------------------------------------------------------------

(1)  October 20, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

                                                                          -----
                                                                          43

See Notes to Financial Statements. See Glossary for a definition of the table.

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $55.37         $48.01         $43.04         $49.87         $38.34
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)        2.95           2.75           2.58           2.39           2.17
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          6.28           4.61           2.39          (9.22)          9.36
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           9.23           7.36           4.97          (6.83)          11.53
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (3.04)         (2.81)         (2.46)         (2.10)         (2.11)
------------------------------
  From Net Realized Gains        (0.08)           --           (0.03)         (0.08)         (1.40)
----------------------------------------------------------------------------------------------------
  Total Distributions            (3.12)         (2.81)         (2.49)         (2.18)         (3.51)
----------------------------------------------------------------------------------------------------
Reverse Share Split               3.12           2.81           2.49           2.18           3.51
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $64.60         $55.37         $48.01         $43.04         $49.87
====================================================================================================
  TOTAL RETURN(2)                16.65%         15.35%         11.55%        (13.70)%        30.07%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        5.28%          5.30%          5.82%          5.25%          4.96%
------------------------------
Portfolio Turnover Rate            24%            23%            26%            55%            31%
------------------------------
Net Assets, End of Period
(in thousands)                  $175,421       $145,567       $134,704       $218,193       $170,081
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                2002          2001          2000         1999(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $55.09        $47.87        $43.02        $43.65
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)      2.79          2.63          2.49          0.46
---------------------------
  Net Realized and
  Unrealized Gain (Loss)        6.22          4.59          2.36         (1.09)
--------------------------------------------------------------------------------
  Total From
  Investment Operations         9.01          7.22          4.85         (0.63)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (2.91)        (2.68)        (2.42)          --
---------------------------
  From Net Realized Gains      (0.08)          --          (0.03)          --
--------------------------------------------------------------------------------
  Total Distributions          (2.99)        (2.68)        (2.45)          --
--------------------------------------------------------------------------------
Reverse Share Split             2.99          2.68          2.45           --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $64.10        $55.09        $47.87        $43.02
================================================================================
  TOTAL RETURN(3)              16.36%        15.08%        11.27%        (1.44)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           0.84%         0.84%         0.84%       0.83%(4)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      5.03%         5.05%         5.57%       5.01%(4)
---------------------------
Portfolio Turnover Rate          24%           23%           26%         55%(5)
---------------------------
Net Assets, End of Period
(in thousands)                   $97           $35           $22           $7
--------------------------------------------------------------------------------

(1)  July 23, 1999 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          45

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $39.09         $34.79         $30.61         $36.95         $27.17
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)        2.07           1.90           1.77           1.62           1.53
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          5.07           2.40           2.41          (7.96)          8.25
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           7.14           4.30           4.18          (6.34)          9.78
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (2.43)         (1.79)         (1.85)         (2.06)         (2.35)
------------------------------
  From Net Realized Gains        (4.62)         (3.19)         (3.30)         (5.20)         (2.19)
----------------------------------------------------------------------------------------------------
  Total Distributions            (7.05)         (4.98)         (5.15)         (7.26)         (4.54)
----------------------------------------------------------------------------------------------------
Reverse Share Split               7.05           4.98           5.15           7.26           4.54
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $46.23         $39.09         $34.79         $30.61         $36.95
====================================================================================================
  TOTAL RETURN(2)                18.27%         12.36%         13.66%        (17.16)%        36.00%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        5.21%          5.10%          5.49%          4.82%          4.83%
------------------------------
Portfolio Turnover Rate            24%            54%            11%            31%            18%
------------------------------
Net Assets, End of Period
(in thousands)                  $210,814       $225,535       $244,203       $316,707       $486,052
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                2002          2001          2000         1999(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $38.85        $34.66        $30.55        $35.50
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(2)      1.95          1.82          1.69          1.50
----------------------------
  Net Realized and
  Unrealized Gain (Loss)        5.03          2.37          2.42         (6.45)
--------------------------------------------------------------------------------
  Total From
  Investment Operations         6.98          4.19          4.11         (4.95)
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income            (2.34)        (1.70)        (1.79)        (2.05)
----------------------------
  From Net Realized Gains      (4.62)        (3.19)        (3.30)        (5.20)
--------------------------------------------------------------------------------
  Total Distributions          (6.96)        (4.89)        (5.09)        (7.25)
--------------------------------------------------------------------------------
Reverse Share Split             6.96          4.89          5.09          7.25
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $45.83        $38.85        $34.66        $30.55
================================================================================
  TOTAL RETURN(3)              17.97%        12.09%        13.45%       (13.94)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           0.84%         0.84%         0.84%       0.84%(4)
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.96%         4.85%         5.24%       4.57%(4)
----------------------------
Portfolio Turnover Rate          24%           54%           11%         31%(5)
----------------------------
Net Assets, End of Period
(in thousands)                 $1,389        $1,599         $773          $574
--------------------------------------------------------------------------------

(1)  October 19, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          47

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $33.25         $29.32         $26.22         $31.67         $22.27
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(1)        1.70           1.62           1.54           1.46           1.33
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          4.00           2.31           1.56          (6.91)          8.07
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           5.70           3.93           3.10          (5.45)          9.40
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (2.26)         (2.00)         (1.11)         (1.28)         (0.70)
------------------------------
  From Net Realized Gains        (0.80)         (0.42)           --           (0.31)         (0.05)
----------------------------------------------------------------------------------------------------
  Total Distributions            (3.06)         (2.42)         (1.11)         (1.59)         (0.75)
----------------------------------------------------------------------------------------------------
Reverse Share Split               3.06           2.42           1.11           1.59           0.75
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $38.95         $33.25         $29.32         $26.22         $31.67
====================================================================================================
  TOTAL RETURN(2)                17.14%         13.40%         11.82%        (17.21)%        42.21%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        5.13%          5.15%          5.64%          5.25%          4.94%
------------------------------
Portfolio Turnover Rate            23%            25%            52%            54%            52%
------------------------------
Net Assets, End of Period
(in thousands)                  $217,965       $310,094       $514,663       $754,356       $356,122
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2002           2001           2000           1999          1998(1)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $33.01         $29.17         $26.13         $31.64         $27.27
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)        1.60           1.54           1.47           1.39           0.41
------------------------------
  Net Realized and
  Unrealized Gain (Loss)          3.95           2.30           1.57          (6.90)          3.96
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           5.55           3.84           3.04          (5.51)          4.37
----------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income              (2.18)         (1.91)         (1.05)         (1.23)           --
------------------------------
  From Net Realized Gains        (0.80)         (0.42)           --           (0.31)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (2.98)         (2.33)         (1.05)         (1.54)           --
----------------------------------------------------------------------------------------------------
Reverse Share Split               2.98           2.33           1.05           1.54            --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $38.56         $33.01         $29.17         $26.13         $31.64
====================================================================================================
  TOTAL RETURN(3)                16.81%         13.16%         11.63%        (17.41)%        16.02%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.84%          0.84%          0.84%          0.84%        0.84%(4)
------------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.88%          4.90%          5.39%          5.00%        4.37%(4)
------------------------------
Portfolio Turnover Rate            23%            25%            52%            54%          52%(5)
------------------------------
Net Assets, End of Period
(in thousands)                    $431           $997          $1,058          $997            $89
----------------------------------------------------------------------------------------------------

(1) June 1, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          49

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                              2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $23.95      $23.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income(2)                                    1.27        0.47
----------------------------------------------------------
  Net Realized and Unrealized Gain                            3.48        0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                            4.75        0.95
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                 (0.60)        --
----------------------------------------------------------
  From Net Realized Gains                                    (0.08)        --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.68)        --
--------------------------------------------------------------------------------
Reverse Share Split                                           0.68         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $28.70      $23.95
================================================================================
  TOTAL RETURN(3)                                            19.83%       4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         0.59%     0.59%(4)
----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         5.25%     6.04%(4)
----------------------------------------------------------
Portfolio Turnover Rate                                        43%         0%
----------------------------------------------------------
Net Assets, End of Period
(in thousands)                                               $20,528     $4,856
--------------------------------------------------------------------------------

(1)  June 1, 2001 (inception) through September 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
  Net Investment Income(2)                                               1.21
--------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       3.30
--------------------------------------------------------------------------------
  Total From Investment Operations                                       4.51
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
  From Net Investment Income                                            (0.58)
--------------------------------------------------------------------
  From Net Realized Gains                                               (0.08)
--------------------------------------------------------------------------------
  Total Distributions                                                   (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                                                     0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $33.01
================================================================================
  TOTAL RETURN(3)                                                       15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                                  1.34%(4)
--------------------------------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                                           4.36%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                 43%(5)
--------------------------------------------------------------------
Net Assets, End of Period
(in thousands)                                                          $1,326
--------------------------------------------------------------------------------

(1)  October 8, 2001 (commencement of sale) through September 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. of the classes may not precisely  reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 2002.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          51

Report of Independent Accountants

To the Trustees of the American Century Target Maturities Trust and Shareholders
of the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund,
Target 2025 Fund and Target 2030 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2005 Fund, the Target
2010 Fund, the Target 2015 Fund, the Target 2020 Fund, the Target 2025 Fund, and
the Target 2030 Fund (the "Funds") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility  is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri
November 8, 2002

-----

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Target Maturities Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                                682,937,227
--------------------------------------------------------------------------------
Against:                                                             20,685,460
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                                686,647,401
--------------------------------------------------------------------------------
Against:                                                             16,975,286
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                                685,653,867
--------------------------------------------------------------------------------
Against:                                                             17,968,820
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                                687,037,722
--------------------------------------------------------------------------------
Against:                                                             16,584,965
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                                686,235,413
--------------------------------------------------------------------------------
Against:                                                             17,387,274
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                                683,853,549
--------------------------------------------------------------------------------
Against:                                                             19,769,138
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                                685,692,800
--------------------------------------------------------------------------------
Against:                                                             17,929,887
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                                686,129,236
--------------------------------------------------------------------------------
Against:                                                             17,493,451
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

                                                                          -----
                                                                          53

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (44)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

-----

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

KENNETH E. SCOTT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEES
--------------------------------------------------------------------------------

JAMES E. STOWERS III (43)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993  to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 72

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

WILLIAM M. LYONS (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          55

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (56)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

C. JEAN WADE (38)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----

Share Class and Retirement  Account Information

SHARE CLASSES

Three classes of shares are authorized for sale by the funds: Investor Class,
Advisor Class, and C Class (C Class shares are only available for Target: 2030).

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay  for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                                          -----
                                                                          57

Background Information

INVESTMENT TEAM LEADERS
-----------------------------------
PORTFOLIO MANAGERS
-----------------------------------
    Jeremy Fletcher
-----------------------------------
    Casey Colton
-----------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

Each of the six TARGET MATURITIES TRUST funds, including TARGET: 2005, TARGET:
2010, TARGET: 2015, TARGET: 2020, TARGET: 2025, AND TARGET: 2030, invests primarily in zero-coupon U.S. Treasury securities and their equivalents and will be liquidated near the end of its target maturity year. Although these funds offer a relatively predictable return if held to maturity, they may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to maturity.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. The index is not an investment product available for purchase.

The MERRILL LYNCH LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with maturities greater than 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target: 2025 fund is the 11/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target: 2030 fund is the 5/15/30 STRIPS ISSUE -- a zero-coupon Treasury bond that matures May 15, 2030.

-----

Glossary

ANTICIPATED GROWTH RATE (AGR)--an approximation of the annualized rate of return that an investor may expect from his purchase date to the fund's WAM date, assuming all dividends and capital gains distributions are reinvested. It assumes that the AVM is reached on the WAM date.

ANTICIPATED VALUE AT MATURITY (AVM)--the expected redemption value of a portfolio share on the portfolio's WAM date. (Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM or that the AGR will be realized.)

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the funds' "Financial Highlights" on pages 40-51.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

BECCS (BOOK ENTRY CALLABLE CORPUS)--principal zeros that have been converted from physical delivery to wirable (i.e., able to be transferred electronically)
form.

COUPON--the stated interest rate of  a security.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders  pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the
Notes to Financial Statements.)

RECEIPT ZEROS--zeros created and issued by broker-dealers before the STRIPS program was implemented in 1985. Broker-dealers created receipt zeros by purchasing Treasury bonds, depositing them in a custodian bank, and then selling receipts representing ownership interest in the interest coupons or principal portions of the bonds. The types of receipt zeros include:

* TRS (Treasury Receipts)--generic receipt zeros.

* ETRS (Easy-growth Treasury Receipts)--issued by Dean Witter Reynolds, Inc.

* CATS (Certificates of Accrual of Treasury Securities)--issued by Salomon
  Brothers.

REFCORPS (RESOLUTION FUNDING CORPORATION ZEROS)--zeros created from bonds issued by the Resolution Funding Corporation, a U.S. government agency. The principal portions of these bonds are secured by Treasury zeros, and the interest portions are guaranteed by the U.S. Treasury. REFCORPs are also relatively liquid.

                                                                    (continued)

                                                                          -----
                                                                          59

Glossary

STRIPS (SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES)
--the U.S. Treasury  Department program that allows broker-dealers to "strip"
Treasury securities into their component parts. The securities created by this
"stripping" activity are also known as STRIPS. STRIPS are direct obligations of the U.S. government and are the most liquid (easily bought and sold) Treasury zeros.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions  are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

WEIGHTED AVERAGE MATURITY (WAM) DATE--an average of the maturity dates of a portfolio's securities, weighted  by dollar amount. The WAM date is calculated based on the WAM of the portfolio's investments on a given day.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

ZERO-COUPON BONDS (ZEROS)--bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains  or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          61

Notes

-----

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

[left of center]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

[right of center]

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0211                                  American Century Investment Services, Inc.
SH-ANN-31281S                      (c)2002 American Century Services Corporation